Prepaid expenses or other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables from government authorities	$ 722	$ 1,423
Prepaid expenses	2,953	2,227
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	388	946
Rent deposits	222	547
Other	282	456
Total prepaid expenses and other current assets	$ 4,567	$ 5,599